Financial Instruments - Gain/(Loss) Reclassified from Other Comprehensive Income into Consolidated Statement of Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to consolidated statement of income	$ 3,327	$ 3,555	$ 13,409
Income tax related to amounts reclassified into consolidated statement of income	(1,150)	425	(1,947)
Total	2,177	3,980	11,462
Revenue [member]
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to consolidated statement of income	3,451	4,237	12,695
Foreign exchange gain/(loss), net [member]
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to consolidated statement of income	93	(222)	543
Finance expense [member]
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to consolidated statement of income	$ (217)	$ (460)	$ 171